Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Property and Equipment are Provided using the Straight-Line Method over their Estimated Useful Lives
	As of March 31,
	2024	2025
	RMB	RMB
Office real estate	20,995	20,995
Furniture and equipment	10,768	10,768
Production and other machineries	47,845	47,845
Total	79,608	79,608
Less: accumulated depreciation	(25,420)	(31,059)
Less: impairment	-	(8,950)
Property and equipment, net	54,188	39,599

Details of production and other machineries lease out under operating lease are as follows:

	As of March 31,
	2024	2025
	RMB	RMB
Cost	26,629	-
Less: accumulated depreciation and amortization	(13,363)	-
Net book value	13,266	-

Schedule of Disaggregates the Company’s Revenue by Type of Contract

The following table disaggregates the Company’s revenue by type of contract for the years ended March 31, 2023, 2024 and 2025:

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
OEM/ODM	197,564	172,156	250,997
In-house brand	-	-	-
Total	197,564	172,156	250,997

Schedule of Basic and Diluted Loss Per Share	Basic and diluted loss per share for each of the periods presented are calculated as follows:
	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net loss attributable to UTime Limited, basic and diluted	(87,616)	(60,884)	(670,087)
Denominator:
Weighted average shares outstanding, basic and diluted	54,271	1,655,076	3,604,015
Net loss attributable to UTime Limited per ordinary share:
Continuing operations	(1.54)	(0.04)	(0.19)
Discontinued operations	(0.12)	(0.02)	-

Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Property and Equipment are Provided using the Straight-Line Method over their Estimated Useful Lives	Depreciation of property and equipment are provided using the straight-line method over their estimated useful lives as follows:
Useful life
Office real estate	48 years
Furniture and equipment	3 – 6 years
Production and other machineries	5 – 10 years